Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Disclosure Text Block [Abstract]
Basis of Presentation

NOTE 1

summary of significant accounting policies

the company

American Express Company is a global service company that provides customers with access to products, insights and experiences that enrich lives and build business success. The Company's principal products and services are charge and credit payment card products and travel-related services offered to consumers and businesses around the world. The Company has also recently focused on generating alternative sources of revenue on a global basis in areas such as online and mobile payments and fee-based services. The Company's various products and services are sold globally to diverse customer groups, including consumers, small businesses, mid-sized companies and large corporations. These products and services are sold through various channels, including direct mail, online applications, targeted direct and third-party sales forces and direct response advertising.

principles of consolidation

The Consolidated Financial Statements of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). All significant intercompany transactions are eliminated.

Effective January 1, 2010, the Company adopted ASU No. 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets, and ASU No. 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities, which required the Company to include the securitized cardmember loans and related debt securities issued to third parties by the American Express Credit Account Master Trust (the Lending Trust) in the Consolidated Balance Sheets.  Adoption of these standards (generally referred to herein as new GAAP governing consolidations and VIEs)  reduced shareholders' equity in the amount of $1.8 billion as of January 1, 2010, primarily for the after-tax effect of establishing the additional reserve for losses on cardmember loans and for reversing the unrealized gains on the retained subordinated securities. The components of securitization income, net for the cardmember loans and long-term debt, are now recorded in other commissions and fees, interest income and interest expense. Results for 2009 and prior periods have not been revised.

The Company consolidates all entities in which the Company holds a “controlling financial interest.” For voting interest entities, the Company is considered to hold a controlling financial interest when the Company is able to exercise control over the investees' operating and financial decisions. For variable interest entities (VIEs), the Company is considered to hold a controlling financial interest when it is determined to be the primary beneficiary. A primary beneficiary is a party that has both: (1) the power to direct the activities of a VIE that most significantly impact that entity's economic performance, and (2) the obligation to absorb losses, or the right to receive benefits, from the VIE that could potentially be significant to the VIE. The determination of whether an entity is a VIE is based on the amount and characteristics of the entity's equity.

Entities in which the Company's voting interest in common equity does not provide the Company with control, but allows the Company to exert significant influence over their financial and operating decisions, are accounted for under the equity method. All other investments in equity securities, to the extent that they are not considered marketable securities, are accounted for under the cost method.

foreign currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the end of each year. The resulting translation adjustments, along with any related qualifying hedge and tax effects, are included in accumulated other comprehensive (loss) income (AOCI), a component of shareholders' equity. Translation adjustments, including qualifying hedge and tax effects, are reclassified to earnings upon the sale or substantial liquidation of investments in foreign operations. Revenues and expenses are translated at the average month-end exchange rates during the year. Gains and losses related to transactions in a currency other than the functional currency, including operations outside the United States where the functional currency is the U.S. dollar, are reported net in the Company's Consolidated Statements of Income, in other non-interest revenue, interest income, interest expense, or other, net expense, depending on the nature of the activity. Net foreign currency transaction gains amounted to approximately $145 million, $138 million and $205 million in 2011, 2010 and 2009, respectively.

amounts based on estimates and assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. These estimates are based, in part, on management's assumptions concerning future events. Among the more significant assumptions are those that relate to reserves for cardmember losses relating to loans and charge card receivables, reserves for Membership Rewards costs, fair value measurement, goodwill and income taxes. These accounting estimates reflect the best judgment of management, but actual results could differ.

total revenues net of interest expense

Discount Revenue

Discount revenue represents fees charged to merchants with which the Company, or its GNS partners, has entered into card acceptance agreements for facilitating transactions between the merchants and the Company's cardmembers. The discount generally is deducted from the payment to the merchant and recorded as discount revenue at the time the charge is captured.

Net Card Fees

Card fees are deferred and recognized on a straight-line basis over the 12-month card membership period, net of deferred direct card acquisition costs and a reserve for projected membership cancellations. Charge card fees are recognized in net card fees in the Consolidated Statements of Income and the unamortized net card fee balance is reported in other liabilities on the Consolidated Balance Sheets (refer to Note 11). Loan product fees are considered an enhancement to the yield on the product, and are recognized in interest and fees on loans in the Consolidated Statements of Income. The unamortized net card fee balance for lending products is reported net in cardmember loans on the Consolidated Balance Sheets (refer to Note 4).

Travel Commissions and Fees

The Company earns travel commissions and fees by charging clients transaction or management fees for selling and arranging travel and for travel management services. Client transaction fee revenue is recognized at the time the client books the travel arrangements. Travel management services revenue is recognized over the contractual term of the agreement. The Company's travel suppliers (for example, airlines, hotels and car rental companies) pay commissions and fees on tickets issued, sales and other services based on contractual agreements. Commissions and fees from travel suppliers are generally recognized at the time a ticket is purchased or over the term of the contract. Commissions and fees that are based on services rendered (for example, hotel stays and car rentals) are recognized based on usage.

Other Commissions and Fees

Other commissions and fees include foreign currency conversion fees, delinquency fees, service fees and other card related assessments, which are recognized primarily in the period in which they are charged to the cardmember (refer to Note 19). Also included are fees related to the Company's Membership Rewards program, which are deferred and recognized over the period covered by the fee. The unamortized Membership Rewards fee balance is included in other liabilities on the Consolidated Balance Sheets (refer to Note 11).

Contra-revenue

The Company regularly makes payments through contractual arrangements with merchants, corporate payments clients and certain other customers. Payments to customers, including cash rebates paid to cardmembers, are generally classified as contra-revenue unless a specifically identifiable benefit (e.g., goods or services) is received by the Company or its cardmembers in consideration for that payment and the fair value of such benefit is determinable and measurable. If no such benefit is identified, then the entire payment is classified as contra-revenue and included within total non-interest revenues in the Consolidated Statements of Income in the line item where the related transaction revenues are recorded (e.g., discount revenue, travel commissions and fees and other commissions and fees). If such a benefit is identified, then the payment is classified as expense up to the estimated fair value of the benefit.

Interest Income

Interest on owned loans is assessed using the average daily balance method. Unless the loan is classified as non-accrual, interest is recognized based upon the loan principal amount outstanding in accordance with the terms of the applicable account agreement until the outstanding balance is paid or written off.

Interest and dividends on investment securities primarily relates to the Company's performing fixed-income securities. Interest income is accrued as earned using the effective interest method, which adjusts the yield for security premiums and discounts, fees and other payments, so that a constant rate of return is recognized on the investment security's outstanding balance. Amounts are recognized until such time as a security is in default or when it is likely that future interest payments will not be received as scheduled.

Interest on deposits with banks and other is recognized as earned, and primarily relates to the placement of cash in interest-bearing time deposits, overnight sweep accounts, and other interest-bearing demand and call accounts.

Interest Expense

Interest expense includes interest incurred primarily to fund cardmember loans, charge card product receivables, general corporate purposes, and liquidity needs, and is recognized as incurred. Interest expense is divided principally into three categories: (i) deposits, which primarily relates to interest expense on deposits taken from customers and institutions, (ii) short-term borrowings, which primarily relates to interest expense on commercial paper, federal funds purchased, bank overdrafts and other short-term borrowings, and (iii) long-term debt, which primarily relates to interest expense on the Company's long-term financing.

balance sheet

Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from banks, interest-bearing bank balances, including securities purchased under resale agreements, and other highly liquid investments with original maturities of 90 days or less.

Premises and Equipment

Premises and equipment, including leasehold improvements, are carried at cost less accumulated depreciation. Costs incurred during construction are capitalized and are depreciated once an asset is placed in service. Depreciation is generally computed using the straight-line method over the estimated useful lives of assets, which range from 3 to 10 years for equipment, furniture and building improvements. Premises are depreciated based upon their estimated useful life at the acquisition date, which generally ranges from 30 to 50 years.

Leasehold improvements are depreciated using the straight-line method over the lesser of the remaining term of the leased facility or the economic life of the improvement, which ranges from 5 to 10 years. The Company maintains operating leases worldwide for facilities and equipment. Rent expense for facility leases is recognized ratably over the lease term, and includes adjustments for rent concessions, rent escalations and leasehold improvement allowances. The Company accounts for lease restoration obligations in accordance with applicable GAAP, which requires recognition of the fair value of restoration liabilities when incurred, and amortization of restoration assets over the lease term.

The Company capitalizes certain costs associated with the acquisition or development of internal-use software. Once the software is ready for its intended use, these costs are amortized on a straight-line basis over the software's estimated useful life, generally 5 years.

OTHER significant accounting policies

The following table identifies the Company's other significant accounting policies, the Note and page where the Note can be found.

Note
Significant Accounting Policy	Number	Note Title	Page
Fair Value Measurements	Note 3	Fair Values	Page XX
Accounts Receivable	Note 4	Accounts Receivable and Loans	Page XX
Loans	Note 4	Accounts Receivable and Loans	Page XX
Reserves for Losses	Note 5	Reserves for Losses	Page XX
Investment Securities	Note 6	Investment Securities	Page XX
Asset Securitizations	Note 7	Asset Securitizations	Page XX
Goodwill and Other Intangible Assets	Note 8	Other Assets	Page XX
Membership Rewards	Note 11	Other Liabilities	Page XX
Derivative Financial Instruments and Hedging Activities	Note 12	Derivatives and Hedging Activities	Page XX
Income Taxes	Note 17	Income Taxes	Page XX
Stock-based Compensation	Note 20	Stock Plans	Page XX
Retirement Plans	Note 21	Retirement Plans	Page XX
Regulatory Matters and Capital Adequacy	Note 23	Regulatory Matters and Capital Adequacy	Page XX
Legal Contingencies	Note 24	Commitments and Contingencies	Page XX
Reportable Operating Segments	Note 25	Reportable Operating Segments and Geographic Operations	Page XX

recently issued accounting standards

The Financial Accounting Standards Board recently issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This standard requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. This standard will not impact the Company's financial position or results of operations. The Company will begin reporting components of other comprehensive income in a separate statement following the Consolidated Statement of Income beginning in the quarter ending March 31, 2012.

Classification of various items

Beginning the first quarter of 2011, certain payments to business partners previously expensed in other, net expense were reclassified as contra-revenue within total non-interest revenues or as marketing and promotion expense. These partner payments are primarily related to certain co-brand contracts where upfront payments are amortized over the life of the contract. In addition, in the first quarter of 2011, the Company reclassified $353 million, reducing both cash and cash due from banks, and other liabilities, on the December 31, 2010 Consolidated Balance Sheet from amounts previously reported to correct for the effect of a misclassification. Amounts in prior periods for these items have been reclassified to conform to the current presentation and are insignificant to the affected line items.

       Certain other reclassifications of prior period amounts have been made to conform to the current presentation. These other reclassifications did not have an impact on the Company's financial position or results of operations.